Non-Underlying Items (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Non Underlying Items [Abstract]
Summary of detailed information about non underlying items
The
non-underlying
items included in the consolidated income statement are as follows:

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
Net gain on disposals	3,564	964	24,014
Government grants	2,850	172	6,177
Restructuring costs	(4,967)	—	—
Costs in respect of disputes	(5,305)	—	—
Cost related to the Reverse Recapitalization	—	(84,193)	—
Negative goodwill from acquisition of a subsidiary	—	—	7,896
Gain on debt restructuring	—	—	7,380
Other	—	—	(261)

Total non-underlying items	(3,858)	(83,057)	45,206